SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT REPORTING
Schedule of company's segment information classified according to the business segments

	Business Segments
	2018
		North America	South America	Special Steels	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	15,745,161	19,927,390	3,801,210	8,158,626	(1,472,909)	46,159,478
Cost of sales	(13,044,433)	(18,164,834)	(3,230,952)	(7,064,608)	1,494,727	(40,010,100)
Gross profit	2,700,728	1,762,556	570,258	1,094,018	21,818	6,149,378
Selling, general and administrative expenses	(564,031)	(607,581)	(136,707)	(186,037)	(168,438)	(1,662,794)
Other operating income (expenses)	(33,814)	19,114	(11,421)	10,081	(18,952)	(34,992)
Results in operations with subsidiaries and associate company	—	—	—	—	(414,507)	(414,507)
Equity in earnings of unconsolidated companies	(1,700)	(77,872)	51,648	15,629	22,436	10,141
Operational (Loss) income before financial income (expenses) and taxes	2,101,183	1,096,217	473,778	933,691	(557,643)	4,047,226
Financial result, net	(442,966)	(37,351)	(117,270)	(112,109)	(1,180,099)	(1,889,795)
Income (Loss) before taxes	1,658,217	1,058,866	356,508	821,582	(1,737,742)	2,157,431
Income and social contribution taxes	(410,651)	(224,897)	(86,667)	(191,386)	1,082,552	168,951
Net income (Loss)	1,247,566	833,969	269,841	630,196	(655,190)	2,326,382

Supplemental information:
Net sales between segments	1,280,770	84,335	4,988	102,816	—	1,472,909

Depreciation/amortization	951,826	511,154	88,537	340,297	—	1,891,814

Investments in associates and jointly-controlled entities	3,250	301,271	701,233	213,899	148,149	1,367,802
Total assets	17,473,039	14,659,926	4,421,487	8,825,830	5,900,747	51,281,029
Total liabilities	8,072,380	4,935,210	1,053,007	1,736,085	9,545,776	25,342,458

	Business Segments
	2017
		North America	South America	Special Steels	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	12,562,727	15,433,380	4,025,736	6,228,543	(1,332,767)	36,917,619
Cost of sales	(10,996,383)	(14,823,590)	(3,523,394)	(5,301,172)	1,331,544	(33,312,995)
Gross profit	1,566,344	609,790	502,342	927,371	(1,223)	3,604,624
Selling, general and administrative expenses	(539,613)	(569,696)	(202,862)	(166,656)	(176,081)	(1,654,908)
Other operating income (expenses)	(11,513)	29,113	11,260	14,989	47,882	91,731
Impairment of assets	(45,279)	(1,069,528)	—	—	—	(1,114,807)
Results in operations with subsidiaries and associate company	—	—	—	—	(721,682)	(721,682)
Reversal of contingent liabilities, net	—	—	—	—	929,711	929,711
Equity in earnings of unconsolidated companies	—	(111,581)	41,554	15,460	19,970	(34,597)
Operational (Loss) income before financial income (expenses) and taxes	969,939	(1,111,902)	352,294	791,164	98,577	1,100,072
Financial result, net	(564,397)	(46,184)	(74,301)	(122,837)	(335,629)	(1,143,348)
Income (Loss) before taxes	405,542	(1,158,086)	277,993	668,327	(237,052)	(43,276)
Income and social contribution taxes	(103,263)	201,807	(123,552)	(192,902)	(77,481)	(295,391)
Net income (Loss)	302,279	(956,279)	154,441	475,425	(314,533)	(338,667)

Supplemental information:
Net sales between segments	1,216,526	59,478	6,490	50,273	—	1,332,767

Depreciation/amortization	909,333	684,121	155,038	344,059	—	2,092,551

Investments in associates and jointly-controlled entities	—	346,080	584,898	199,647	149,674	1,280,299
Total assets	17,051,262	14,872,755	5,208,265	8,834,041	4,335,438	50,301,761
Total liabilities	9,592,948	3,315,546	1,711,963	2,753,091	9,034,272	26,407,820

	Business Segments
	2016
		North America	South America	Special Steels	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	11,634,862	15,430,814	4,775,598	6,884,733	(1,074,340)	37,651,667
Cost of sales	(10,405,078)	(14,514,789)	(4,103,231)	(6,238,749)	1,073,906	(34,187,941)
Gross profit	1,229,784	916,025	672,367	645,984	(434)	3,463,726
Selling, general and administrative expenses	(678,369)	(778,218)	(253,177)	(284,962)	(244,302)	(2,239,028)
Other operating income (expenses)	2,111	26,223	41,396	14,166	43,951	127,847
Impairment of assets	—	(2,779,146)	(138,765)	—	—	(2,917,911)
Results in operations with subsidiaries and associate company	—	—	—	—	(58,223)	(58,223)
Equity in earnings of unconsolidated companies	—	(46,917)	16,366	—	17,780	(12,771)
Operational (Loss) income before financial income (expenses) and taxes	553,526	(2,662,033)	338,187	375,188	(241,228)	(1,636,360)
Financial result, net	(603,373)	(63,654)	(96,822)	(148,313)	(33,093)	(945,255)
Income (Loss) before taxes	(49,847)	(2,725,687)	241,365	226,875	(274,321)	(2,581,615)
Income and social contribution taxes	13,140	133,818	(107,124)	(64,348)	(279,800)	(304,314)
Net income (Loss)	(36,707)	(2,591,869)	134,241	162,527	(554,121)	(2,885,929)

Supplemental information:
Net sales between segments	885,050	90,267	6,386	92,637	—	1,074,340

Depreciation/amortization	952,848	874,299	182,672	526,136	—	2,535,955

Investments in associates and jointly-controlled entities	—	303,526	404,522	—	90,796	798,844
Total assets	18,672,770	16,459,784	5,582,926	11,970,202	1,949,459	54,635,141
Total liabilities	10,761,705	3,407,444	1,651,590	6,519,255	8,020,494	30,360,488

Schedule of company's geographic information classified according to the geographical region

					Geographic Area
	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2018	2018	2018	2018	2018
Net sales	17,284,473	4,785,281	23,524,381	565,343	46,159,478
Total assets	26,283,287	5,251,637	19,746,105	—	51,281,029

	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2017	2017	2017	2017	2017
Net sales	13,450,378	4,769,526	18,142,218	555,497	36,917,619
Total assets	23,872,075	6,009,394	19,629,950	790,342	50,301,761

	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2016	2016	2016	2016	2016
Net sales	12,229,582	5,828,564	17,917,485	1,676,036	37,651,667
Total assets	24,266,983	6,159,387	23,463,447	745,324	54,635,141

(1)Does not include operations of Brazil

(2)Does not include operations of Mexico